Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Goodwill and Intangible Assets [Line Items]
Amortization of intangible assets	$ 12,135	$ 14,427	$ 10,423
Customer Relationships [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets	10 years 9 months 18 days
Trade Name [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets	10 years 7 months 6 days
Non-Compete Agreements [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Weighted-average remaining lives of intangible assets	9 years 7 months 6 days